Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contracts with Customers [Abstract]
Depreciation of PPE and amortization of intangible assets	$ 1,421,798	$ 2,186,957	$ 2,382,199
Inventory changes and materials costs	1,725,374	1,098,318	1,796,906
Staff costs, maintenance costs, and utilities	2,423,744	2,189,481	2,121,007
Other	894	88,469	44,920
Total cost of revenues	$ 5,571,810	$ 5,563,225	$ 6,345,032